GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.4 Schedule 6

Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The initial loan application is missing from the loan file. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The Good Faith Estimate is missing from the loan file. *** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 COMMENT: The Initial Escrow Acct Disclosure is missing from the loan file; loan has escrows. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The Transmittal (1008) is missing from the loan file.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		Nevada	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file did not contain the initial Application. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The loan file did not contain a Good Faith Estimate. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file did not contain a Notice of Servicing Transfer.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		Nevada	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The loan file did not contain a GFE. *** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 COMMENT: The loan file is missing the initial escrow account disclosure. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file is missing the Notice of Servicing Transfer disclosure. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file is missing the 1008.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		New York	XX/XX/XXXX	Purchase	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Final 1003 is Missing - EV 3 COMMENT: The loan file is missing the final loan application dated 4/21/2000. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file is missing the 1008 or loan approval.	3	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
COMMENT: This loan failed the prepayment term test in AL. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data reflects a 60 month term with comparison data of 0 months for an overage of 60 months.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		Alabama	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT: The loan file is missing the initial loan application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT: The loan file is missing the final loan application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT: The loan file is missing the GFE of closing costs.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT: The loan file is missing the initial escrow account disclosure.

*** (OPEN) Missing Appraisal - EV 3
COMMENT: The loan file is missing the appraisal.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT: The loan file is missing the notice of servicing transfer.

*** (OPEN) Right to receive copy of appraisal is Missing - EV 3
COMMENT: The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver.

*** (OPEN) Special information booklet is Missing - EV 3
COMMENT: The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT: The loan file is missing the 1008 and loan approval.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		North Carolina	XX/XX/XXXX	Purchase	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan is missing the initial notice of servicing transfer dated 11/18/1999.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		South Carolina	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file is missing the initial loan application. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan is missing the initial notice of servicing transfer. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		Connecticut	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file is missing the initial application.		1			No	Yes		Maryland	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 COMMENT: Review of the HUD-1 Settlement Statement confirms escrows; however, the initial escrow account disclosure is missing. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file is missing the Notice of Servicing Transfer Disclosure.		1			No	Yes		California	XX/XX/XXXX	Cash Out	Investor	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	1	1			1			No	Yes		Massachusetts	XX/XX/XXXX	Purchase	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT: The loan file did not contain the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT: The loan file is missing a final 1003.

*** (OPEN) Final TIL Missing or Not Executed - EV 3
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT: The loan file did not contain a GFE.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3

*** (OPEN) Missing Appraisal - EV 3
COMMENT: The loan file did not contain an appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT: The loan file did not contain a copy of title.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT: The loan file did not contain a Notice of Servicing disclosure.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT: The loan file did not contain a 1008.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		Georgia	XX/XX/XXXX	Purchase	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT: The loan file is missing the initial loan appl;ication.

*** (OPEN) Missing Appraisal - EV 3
COMMENT: The loan file is missing the appraisal.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT: The loan is missing the initial notice of servicing transfer dated 11/21/2011.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT: The loan file is missing the 1008 or loan approval.

*** (OPEN) Initial Truth in Lending Disclosure is Missing - EV 2
					COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	Yes		Illinois	XX/XX/XXXX	Refinance	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan is missing the Notice of Servicing disclosure. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan is missing the 1008.	1	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
									COMMENT: This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. The Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The fees charged were title examination resulting in an over charge totaling $425.00.	No	Yes		New Jersey	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The loan is missing the GFE *** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The loan is missing the ROR		1			No	Yes		Illinois	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Loan program disclosure missing or unexecuted - EV 3 COMMENT: The loan file did not contain a loan program disclosure for an adjustable rate loan. *** (OPEN) Mortgage not properly executed - EV 3 COMMENT: The notary page is not properly dated as required on the Mortgage. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file did not contain a Notice of Servicing Transfer.		3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3 COMMENT: The loan file did not contain the CHARM Booklet and loan was ARM.		No	Yes		Arizona	XX/XX/XXXX	Purchase	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT: The loan file did not contain the initial Application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT: The loan file did not contain a Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT: The loan file did not contain a HUD-1 Closing Statement.

*** (OPEN) Not all borrowers signed HUD - EV 3
COMMENT: The HUD-1 located in the file was not signed by the borrowers.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT: The loan file did not contain a Notice of Servicing Transfer.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		California	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The loan file did not contain a Good Faith Estimate. *** (OPEN) Loan program disclosure missing or unexecuted - EV 3 COMMENT: The loan file did not contain a loan program disclosure with an interest-only feature.		1			No	Yes		Florida	XX/XX/XXXX	Cash Out	Investor	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT: The loan file is missing the Final 1003

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT: Missing 1003 dated 3/30/2007.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT: The loan file is missing the Good Faith Estimate.

*** (OPEN) Missing Appraisal - EV 3
COMMENT: Loan file did not contain the Appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT: The loan file is missing Evidence of Title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT: The loan file did not contain the Mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT: The loan file did not contain the Notice of Servicing Disclosure.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT: Missing 3 day right to rescind.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT: Loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT: This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The loan data reflects total fees of $9,450 for a direct mortgage broker fee with comparison data of $0 for an overage of $9,450. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		New Jersey	XX/XX/XXXX	Cash Out	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Mortgage - Missing required ARM Rider - EV 3 COMMENT: The subject transaction is an ARM. The ARM rider to the mortgage is missing. *** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The right of rescission is missing from the loan file.	*** (CURED) Good Faith Estimate missing or unexecuted - EV R	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
								COMMENT: This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		Arizona	XX/XX/XXXX	Refinance	Primary	XX/XX/XXXX	XXXXX	XXXXX
XXXXX	XXXXX	XXXXX	3	3	*** (OPEN) Missing Title evidence - EV 3 COMMENT: The loan file did not contain title documentation. *** (OPEN) Mortgage - Missing required ARM Rider - EV 3 COMMENT: The loan file did not contain an ARM rider. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file did not contain the initial Notice of Servicing Transfer.		1			No	Yes		California	XX/XX/XXXX	Refinance	Primary	XX/XX/XXXX	XXXXX	XXXXX